SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) (Parenthetical)	May 31, 2024
E U Holdings Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Equity method investment ownership percentage	50.00%
E U Holdings Pte Ltd [Member] | Mr. Ng Eng Guan [Member]
Equity method investment ownership percentage	50.00%
Soon Aik Global Pte Ltd [Member]
Equity method investment ownership percentage	25.00%
Soon Aik Global Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Equity method investment ownership percentage	25.00%
KDS Steel Pte Ltd [Member] | E U Holdings Pte Ltd [Member]
Equity method investment ownership percentage	100.00%